Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes to the consolidated financial statements
Personnel	€ (716)	€ (197)
Amortization and depreciation		(17)
Other	(108)	(57)
Total	(824)	(271)
Salary and salary-related expenses	675	129
Expenses from share-based payments	€ 41	€ 68